ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	At December 31	At December 31
(in thousands)	2023	2022
Trade payables	$5,037	$5,434
Payables in MLJV and MWJV	4,843	4,036
Other payables	942	829
	$10,822	$10,299